ORGANIZATION - Purchase price allocation of identifiable assets acquired and liabilities assumed (Q2) (Details) - BSGA $ / shares in Units, shares in Thousands, $ in Thousands	Apr. 13, 2023 USD ($) $ / shares shares
Disclosure of detailed information about business combination
Number of outstanding ordinary shares held by BSGA's shareholders on acquisition date (in shares) | shares	2,607
Closing price of BSGA's ordinary shares on acquisition date (in dollars per share) | $ / shares	$ 10
Fair value of BSGA's ordinary shares on acquisition date	$ 26,075
Settlement of pre-existing debtor relationship with BSGA	2,607	[1]
Total fair value of consideration transferred	28,682
Fair value of assets acquired and liabilities assumed:
Cash and cash equivalents	317
Prepayments and other assets	48
Other payables and accruals	(4,834)
Total fair value of assets acquired and liabilities assumed	(4,469)
Excess of fair value of consideration transferred over fair value of assets acquired and liabilities assumed, recognized as listing fee	$ 33,151

[1]	Settlement of pre-existing debtor relationship with BSGA represents lending made to BSGA. See Note 10.